Business Acquisition (Details 1) - USD ($)	May 18, 2026	Jun. 30, 2026	Dec. 31, 2025
Business Combination [Line Items]
Goodwill		$ 490,000	$ 0
Polymeric Nocopi [Member]
Business Combination [Line Items]
Current assets acquired (including inventories of $1,298,727 and accounts receivable of $424,932)	$ 1,746,965
Inventories	1,298,727
Accounts receivable	424,932
Property and equipment, net	305,267
Liabilities assumed (including accounts payable of $160,923, operating lease liability of $117,458 and other accrued liabilities of $25,479)	(303,860)
Accounts payable	160,923
Operating lease liability	117,458
Other accrued liabilities	25,479
Total identifiable net assets	1,748,372
Intangible assets (see Note 7)	294,170
Operating lease ROU assets (see Note 12)	117,458
Goodwill	490,000
Total	2,650,000
Acquisition related cost	$ 170,000